Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 32,538,513	$ 36,370,950
Restricted cash	5,498	3,946
Prepaid expenses and other current assets	8,540,863	3,306,679
Trust bank balances held on behalf of customers	11,922,216	9,999,366
Consideration receivable	13,400,882	13,449,458
Accounts receivable - margin clients, net of allowance for doubtful accounts of $135,275 and nil in 2013 and 2014, respectively	1,698,861	5,976,641
Accounts receivable - others, net of allowance for doubtful accounts of $102,236 and $43,077 in 2013 and 2014, respectively	12,885,493	15,325,284
Loan receivable	10,295,800	10,333,120
Deferred tax assets, current	926,081	1,114,438
Total current assets	92,214,207	95,879,882
Property and equipment, net	4,862,949	3,868,267
Acquired intangible assets, net	2,185,280	7,544,762
Cost method investment	1,217,617	1,138,899
Rental deposits	1,387,653	1,115,152
Goodwill	7,089,780	16,974,437
Guarantee fund deposits	4,874,332	6,877,073
Deferred tax assets, non-current	71,540	94,263
Total assets	113,903,358	133,492,735
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,807,846 and $2,954,098 as of December 31, 2013 and December 31, 2014, respectively)	4,935,972	6,150,118
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $7,460,581 and $6,282,466 as of December 31, 2013 and December 31, 2014, respectively)	8,837,734	9,696,462
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $647,560 and $398,936 as of December 31, 2013 and December 31, 2014, respectively)	11,922,216	9,999,366
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,519,554 and $1,997,774 as of December 31, 2013 and December 31, 2014, respectively)	9,852,491	12,572,723
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $414,023 and $300,679 as of December 31, 2013 and December 31, 2014, respectively)	314,270	459,209
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $325,340 and $578,006 as of December 31, 2013 and December 31, 2014, respectively)	580,197	325,340
Total current liabilities	36,442,880	39,203,218
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $632,829 and $353,035 as of December 31, 2013 and December 31, 2014, respectively)	1,372,722	1,986,078
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,886,190 and $546,320 as of December 31, 2013 and December 31, 2014, respectively)	546,320	1,886,190
Total liabilities	38,361,922	43,075,486
China Finance Online Co. Limited shareholder's equity:
Ordinary shares (111,145,633 and 112,417,933 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	56,386,606	14,353
Additional paid-in capital	24,207,606	84,346,266
Accumulated other comprehensive income	12,064,338	12,285,615
Retained deficits	(28,043,186)	(20,875,337)
Total China Finance Online Co. Limited shareholders' equity	64,615,364	75,770,897
Noncontrolling interest	10,926,072	14,646,352
Total equity	75,541,436	90,417,249
Total liabilities and equity	$ 113,903,358	$ 133,492,735